Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Sunshine Heart, Inc.
Entity Central Index Key	0001506492
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Pre-Effective Amendment Number	1
Entity Filer Category	Smaller Reporting Company